PREDEX

17605 Wright Street, Suite 2

Omaha, NE 68130

September 5, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: PREDEX, File Nos.: 333-186987, 811-22808

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by PREDEX pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T. Pursuant to Rule 497(j) under the 1933 Act, and on behalf of PREDEX, I hereby certify that the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to PREDEX's registration statement on Form N-2 (the "Amendment"). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on August 28, 2018 (SEC Accession No. 0001580642-18-004173).

Questions and comments concerning this letter may be directed to JoAnn Strasser at 614-469-3265 or Parker Bridgeport 614-469-3238 at Thompson Hine LLP.

Sincerely,

/s/ Michael Achterberg

Michael Achterberg

Treasurer, PREDEX